Net Debt (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Interest bearing loans and borrowings
Non-current installments of loans at beginning of period		$ (22,965)
Non-current instalments of loans - Cash Flow		(3,827)
Non-current installments of loans - Non-cash & Other		2,587
Non-current installments of loans - Exchange Movements		(124)
Non-current installments of loans at end of period	[1]	(24,329)
Non-current installments of leases at beginning of period		(725)
Non-current instalments of leases - Cash Flow		(1)
Non-current instalments of leases - Acquisitions		(6)
Non-current installments of leases - Non-cash & Other		10
Non-current installments of leases at end of period	[1]	(722)
Total long-term debt at beginning of period		(23,690)
Total long-term debt - Cash Flow		(3,828)
Total long-term debt - Non-cash & Other		2,597
Total long-term debt - Acquisitions		(6)
Total long-term debt - Exchange Movements		(124)
Total long-term debt at end of period		(25,051)
Current instalments of loans at beginning of period		(4,964)
Current instalments of loans - Cash Flow		3,409
Current instalments of loans - Non-cash & Other		(2,594)
Current instalments of loans - Exchange Movements		14
Current instalments of loans at end of period		(4,135)
Current instalments of leases at beginning of period		(228)
Current instalments of leases - Cash Flow		141
Current instalments of leases - Acquisitions		(2)
Current instalments of leases - Non-cash & Other		(146)
Current instalments of leases - Exchange Movements		4
Current instalments of leases at end of period	[1]	(231)
Interest-bearing loans and borrowings at beginning of period		(5,314)
Interest-bearing loans and borrowings at end of period	[1]	(4,556)
Total current debt at beginning of period		(5,542)
Total current debt - Cash Flow		3,468
Total current debt - Acquisitions		(2)
Total current debt - Non-cash & Other		(2,740)
Total current debt - Exchange Movements		29
Total current debt at end of period		(4,787)
Gross borrowings at beginning of period		(29,232)
Gross borrowings - Cash Flow		(360)
Gross borrowings - Acquisitions		(8)
Gross borrowings - Non-cash & Other		(143)
Gross borrowings - Exchange Movements		(95)
Gross borrowings at end of period		(29,838)
Net derivative financial instruments at beginning of period		(96)
Net derivative financial instruments - Cash Flow		(27)
Net derivative financial instruments - Non-cash & Other		179
Net derivative financial instruments at end of period		56
Net borrowings at beginning of period		(29,328)
Net borrowings - Cash Flow		(387)
Net borrowings - Acquisitions		(8)
Net borrowings - Non-cash & Other		36
Net borrowings - Exchange Movements		(95)
Net borrowings at end of period		(29,782)
Cash and cash equivalents at the beginning of the period		6,166
Cash and cash equivalents - Cash Flow		(455)
Cash and cash equivalents - Exchange Movements		(47)
Cash and cash equivalents at the end of the period	[1]	5,664
Other investments - current at beginning of period		239
Other investments, current - Cash Flow		(90)
Other investments, current - Exchange Movements		(1)
Other investments - current at end of period	[1]	148
Cash and investments at beginning of period		6,405
Cash and investments - Cash Flow		(545)
Cash and investments - Exchange Movements		(48)
Cash and investments at end of period		5,812
Net debt at beginning of period		(22,923)
Net debt - Cash Flow		(932)
Net debt - Acquisitions		(8)
Net debt - Non-cash & Other		36
Net debt - Exchange Movements		(143)
Net debt at end of period		(23,970)
Cash collateral on financial derivatives		150	$ 89
Cash collateral posted by the Group		136	162
Increase (decrease) in net debt		1,047
Acerta Pharma
Interest bearing loans and borrowings
Share purchase liability		805	$ 1,646
Bank collateral received
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(89)
Current borrowings and current portion of non-current borrowing - Cash Flow		(61)
Interest-bearing loans and borrowings at end of period		(150)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(78)
Current borrowings and current portion of non-current borrowing - Cash Flow		(11)
Current borrowings and current portion of non-current borrowing - Exchange Movements		11
Interest-bearing loans and borrowings at end of period		(78)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings at beginning of period		(183)
Current borrowings and current portion of non-current borrowing - Cash Flow		(10)
Interest-bearing loans and borrowings at end of period		$ (193)

[1]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.